Consolidated Statements of Loss and Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 850,194	$ 900,141
Production costs	574,622	487,676
Depreciation, depletion and amortization	97,053	120,505
Earnings from mine operations	178,519	291,960
Exploration and evaluation costs	66,516	26,082
Corporate administration	47,247	27,134
Care and maintenance expense	33,006	28,723
Impairment loss (reversal)	145,903	(160,000)
Reclamation (recovery) expense	(94,021)	23,347
Other operating expenses	16,661	12,759
(Loss) earnings from operations	(36,793)	333,915
Gain on sale of Greenstone Partnership	0	97,274
Other non-operating (income) expenses	(1,883)	23,493
Finance costs	9,523	4,762
(Loss) earnings before income tax	(44,433)	402,934
Income tax expense (recovery)	32,776	(44,015)
Net (loss) earnings from continuing operations	(77,209)	446,949
Net loss from discontinued operations	0	(828,717)
Net loss	(77,209)	(381,768)
Other Comprehensive Loss
Gain on translation of foreign operation	0	31
Changes in fair value of derivative instruments	(9,588)	(4,802)
Other comprehensive loss	(9,588)	(4,771)
Total comprehensive loss	$ (86,797)	$ (386,539)
(Loss) earnings per share - continuing operations:
Basic (in dollars per share) | $ / shares	$ (0.29)	$ 1.51
Diluted (in dollars per share) | $ / shares	(0.31)	1.48
Loss per share:
Basic earnings (loss) per share (in dollars per share) | $ / shares	(0.29)	(1.29)
Diluted earnings (loss) per share (in dollars per share) | $ / shares	$ (0.31)	$ (1.29)